CAPITAL STRUCTURE - Shares Purchased under Trust Arrangement - Additional Information (Detail) - shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Capital Structure [Line Items]
Treasury shares, shares	12,416,017	12,935,230
Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Treasury shares, shares		18,213
Treasury Shares [Member]
Capital Structure [Line Items]
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	18,213
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	18,213